SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Property And Investments [Abstract]
Goodwill	$ 1,656,513	$ 1,656,513		$ 1,656,513
Current assets:
Cash and Cash Equivalent	521,709	40,484		101,836
Total current assets	2,062,904	1,515,055		1,408,018
Assets, Noncurrent [Abstract]
Other	372,826	372,230		310,094
Total assets	21,558,711	20,906,793	$ 19,712,480	18,960,391	$ 17,732,453
Capitalization, Long-term Debt and Equity [Abstract]
Common equity	5,908,686	5,707,347	$ 5,514,768	5,368,205	$ 4,960,382	$ 4,964,089
Long-term debt	3,100,000	2,200,000		1,600,000
Total capitalization	15,328,031	14,232,379		12,792,124
Current liabilities:
Accounts payable to affiliates	519,971	642,044		549,710
Short-term debt	140,000	487,500		378,400
Current maturities of long-term debt		0		417,000
Interest	93,267	80,969		66,113
Total current liabilities	1,523,945	1,992,702		1,982,072
Total capitalization and liabilities	$ 21,558,711	20,906,793		18,960,391
Parent
Assets
Investments in subsidiaries		6,220,409		5,594,854
Other Property And Investments [Abstract]
Goodwill		1,656,513		1,656,513
Current assets:
Cash and Cash Equivalent		1,224		817
Income tax receivables		455		521
Total current assets		256,902		258,025
Assets, Noncurrent [Abstract]
Deferred income taxes		205,296		196,210
Other		716		1,891
Total long-term assets		206,012		198,101
Total assets		8,339,836		7,707,493
Capitalization, Long-term Debt and Equity [Abstract]
Common equity		5,707,347		5,368,205
Long-term debt		2,187,139		1,590,795
Total capitalization		7,894,486		6,959,000
Current liabilities:
Accounts payable to affiliates		183		195
Short-term debt		427,500		338,400
Current maturities of long-term debt		0		400,000
Interest		17,667		9,898
Total current liabilities		445,350		748,493
Total capitalization and liabilities		8,339,836		7,707,493
Parent | Related Party
Current assets:
Receivables from affiliates		255,198		256,671
Prepaid Expense and Other Assets		$ 25		$ 16